Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date		rr_ProspectusDate	Nov. 30, 2014
Supplement [Text Block]		pif_SupplementTextBlock
Summary Prospectus Supplement	June 29, 2015

Putnam Research Fund
Summary Prospectus dated November 30, 2014

The fund will offer class R6 shares to employer-sponsored retirement plans beginning on June 29, 2015. The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and	Other	Total annual fund operating
Share class	fees	service (12b-1) fees	expenses	expenses

Class R6	0.55%	N/A	0.17% <	0.72%

< Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class R6	$74	$230	$401	$894

Putnam Research Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		pif_SupplementTextBlock
Summary Prospectus Supplement	June 29, 2015

Putnam Research Fund
Summary Prospectus dated November 30, 2014

The fund will offer class R6 shares to employer-sponsored retirement plans beginning on June 29, 2015. The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and	Other	Total annual fund operating
Share class	fees	service (12b-1) fees	expenses	expenses

Class R6	0.55%	N/A	0.17% <	0.72%

< Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class R6	$74	$230	$401	$894

Class R6 Shares | Putnam Research Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Class R6 Shares | Putnam Research Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses	[1]	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.72%
1 year		rr_ExpenseExampleYear01	$ 74
3 years		rr_ExpenseExampleYear03	230
5 years		rr_ExpenseExampleYear05	401
10 years		rr_ExpenseExampleYear10	$ 894

[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.